Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ 1,574	$ (4,134)
Other comprehensive income:
Foreign currency translation adjustments	(399)
Total comprehensive profit (loss)	$ 1,175	$ (4,134)